Note 14 - Stock Compensation Plans - Components of the ESOP Shares (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allocated shares (in shares)	179,507	180,959
Unreleased shares (in shares)	10,821	25,249
Total ESOP shares (in shares)	190,328	206,208
Fair value of unreleased shares (in thousands)	$ 160	$ 372